SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative) shares in Millions	12 Months Ended
Dec. 31, 2023 $ / shares $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants exercise	$ 184,227
Exercise price of warrants	$ 1.36
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of treasury shares repurchased | shares	2